SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross		$ 16,953	$ 16,953
Goodwill Gross		1,585	1,585
Accumulated amortization		(4,678)	(4,240)
Net carrying amount		12,275	12,713
Goodwill		1,585	1,585
Amortization expense		(438)	(438)
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	[1]	14,276	14,276
Accumulated amortization	[1]	(4,583)	(4,168)
Net carrying amount	[1]	9,693	10,108
Amortization expense	[1]		(414)
Bed Licenses Separable [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		2,471	2,471
Accumulated amortization
Net carrying amount		2,471	2,471
Amortization expense
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross		206	206
Accumulated amortization		(96)	(72)
Net carrying amount		$ 110	134
Amortization expense			$ (24)

[1]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).